OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2018
Other Operating Income And Expenses
OTHER OPERATING INCOME AND EXPENSES

NOTE 35

OTHER OPERATING INCOME AND EXPENSES

a)	Other operating income is comprised of the following components:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Income from assets received in lieu of payment	7,106	3,330	1,663
Income from sale of investments in other companies	-	-	-
Release of contingencies provisions (1)	12,020	29,903	-
Other income	4,003	28,783	4,764
Leases	222	264	519
Income from sale of property, plant and equipment (2)	2,490	23,229	2,017
Recovery of provisions for contingencies	-	-	-
Compensation from insurance companies due to damages	144	1,237	1,530
Other	1,147	4,053	698

Total	23,129	62,016	6,427

(1) In accordance with IAS 37, the Bank recorded contingencies provisions, which during 2018 were favorable to the Bank.

(2) Corresponds to legal cession of rights made by Bansa Santander S,A, which result in an income of Ch$2,122 million, as stated in Note N°26.

b)	Other operating expenses are detailed as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Allowances and expenses for assets received in lieu of payment	2,537	5,591	11,416
Provision on assets received in lieu of payment	816	3,912	9,246
Expenses for maintenance of assets received in lieu of payment	1,721	1,679	2,170
Credit card expenses	3,151	3,070	3,636
Customer services	3,635	2,563	3,734
Other expenses	23,019	57,189	50,116
Operating charge-offs	798	1,607	6,146
Life insurance and general product insurance policies	9,964	23,475	18,393
Additional tax on expenses paid overseas	-	-	142
Provisions for contingencies	21	-	4,238
Retail association payment	898	912	-
Other	11,338	31,195	21,197

Total	32,342	68,413	68,902